CONSOLIDATED BALANCE SHEETS (USD $)	Jun. 30, 2013	Dec. 31, 2012	Dec. 31, 2012 Successor [Member]	Dec. 31, 2011 Predecessor [Member]
ASSETS
Cash and cash equivalents	$ 1,772,325	$ 1,200,676	$ 1,200,676	$ 1,655
Receivables	0	106,666	106,666	86,136
Prepaid expenses	382,530	7,929	7,929	0
Inventory	53,522	0
Other current assets	23,767	0
Total current assets	2,232,144	1,315,271	1,315,271	87,791
Property and equipment, net of accumulated depreciation	855,596	735,220	735,220	617,924
Total assets	3,087,740	2,050,491	2,050,491	705,715
Liabilities and Stockholders' Equity
Accounts payable	294,829	21,099	21,099	204,176
Accounts payable to related parties	0	6,782	6,782	0
Accrued liabilities	104,495	112,909	112,909	0
Short-term debt, net of unamortized discounts of $239,847			175,153	0
Short-term debt to related parties			200,000	0
Convertible debt, net of unamortized discounts of $0 and $239,847	0	175,153
Convertible debt to related parties	200,000	200,000
Total current liabilities	599,324	515,943	515,943	204,176
Stockholders' Equity:
Common stock, Value	79,316	70,299	70,299	2,564,000
Additional paid-in capital	4,740,651	1,734,170	1,734,170	(2,028,950)
Subscription note receivable	(140,000)	0
Deficit accumulated during the development stage	(2,305,106)	(596,731)	(596,731)	(35,118)
Accumulated other comprehensive (loss) income	(174,778)	28,312	28,312	1,607
Total Petrosonic Energy, Inc. stockholders' equity	2,200,083	1,236,050	1,236,050	501,539
Non-controlling interest	288,333	298,498	298,498	0
Total stockholders' equity	2,488,416	1,534,548	1,534,548	501,539
Total liabilities and stockholders' deficit	$ 3,087,740	$ 2,050,491	$ 2,050,491	$ 705,715